SHARE-BASED COMPENSATION - Options to Employees (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2010	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
SHARE-BASED COMPENSATION
Maximum aggregate number of shares to be issued	2,330,000
Annual percentage increase in authorized shares on the first day of each of 2007, 2008 and 2009 prior to the year of amendment for awards other than incentive option shares	1.00%
Annual percentage increase in authorized shares on the first day of each calendar year from the year of amendment for awards other than incentive option shares	2.50%
Number of shares to be granted after expiration		0
Expiry term of share options		10 years
Compensation cost		$ 0
Options | Employees
SHARE-BASED COMPENSATION
Option exercised		93,488
Weighted average exercise price of shares exercised (in dollars per share)		$ 11.39
Total intrinsic value of options exercised (in dollars)		$ 893	$ 1,422	$ 256
Options outstanding		26,291			26,291
Weighted average exercise price of options outstanding (in dollars per share)		$ 9.33			$ 9.33
Weighted average remaining contract terms of options outstanding (in years)		4 months 24 days
Intrinsic value of outstanding options (in dollars)					$ 1,102
Number of Options
Exercised (in shares)		(93,488)
Options outstanding at the end of the period (in shares)		26,291
Weighted Average Exercise Price
Exercised (in dollars per share)		$ 11.39
Options outstanding at the end of the period (in dollars per share)		$ 9.33
Weighted Average Remaining Contract Terms
Options outstanding at the end of the period		4 months 24 days
Aggregate Intrinsic Value
Options outstanding at the end of the period					$ 1,102
Total intrinsic value of options exercised		$ 893	$ 1,422	$ 256